6. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	June 30,	December 31,
	2016	2015
	(unaudited)

Short-term advances	521	161
Temporary advances to employees	210	28
Prepaid rent	359	288
Prepaid other taxes	364	314
Other current assets	883	729
Total	$2,338	$1,520